Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of balances reported in the consolidated balance sheets related to the Group's leases

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	For the years ended December 31,
	2021	2022
	US$	US$
Operating lease right-of-use assets	6,613,520	13,960,092
Operating lease liabilities	5,702,954	13,880,156

Schedule of operating lease expenses and short-term lease expenses

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income (loss) related to the Group’s leases:

	For the years ended December 31,
	2021	2022
	US$	US$
Operating lease expenses	3,881,251	5,608,890
Short-term lease expenses	257,150	358,223

Summary of supplemental information related to operating leases

A summary of supplemental information related to operating leases as of December 31, 2022 is as follows:

	For the years ended December 31,
	2021	2022
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	5,058,078	5,801,369
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	4,058,759	12,918,892
Weighted average remaining lease term:
Operating leases	4 years	4 years
Weighted average discount rate:
Operating leases	5.5%	5.4%

Summary of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2022
US$
Years ending December 31:
2023	6,065,338
2024	4,167,060
2025	1,863,865
2026	1,679,476
2027	1,080,461
2028 and after	328,965
Total undiscounted operating lease payments	15,185,165
Less: imputed interest	1,305,009
Present value of operating lease liabilities	13,880,156